Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in allowance for loan losses [Roll Forward]
Balance, Beginning of Year	$ 12,736,921	$ 15,649,594	$ 28,280,077
Provision for Loan Losses	4,485,000	6,784,767	8,250,000
Loans Charged Off	(6,227,716)	(10,454,175)	(22,850,673)
Recoveries of Loans Previously Charged Off	811,781	756,735	1,970,190
Balance, End of Year	$ 11,805,986	$ 12,736,921	$ 15,649,594